OTHER NON-OPERATING INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Schedule Of Other Nonoperating Income Net

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
	RMB	RMB	RMB
Government grants (1)	894	7,048	43,599
Others	—	—	8,497

	894	7,048	52,096

(1)
Government grants mainly represent cash subsidies received from PRC local governments for companies operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. These cash subsidies were not subject to meeting any specific future conditions.